Basis of Presentation	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (the bank or BMO) is a chartered bank under the
Bank Act (Canada)
and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (IASB) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2021. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2021. We also comply with interpretations of International Financial Reporting Standards (IFRS) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (OSFI). These interim consolidated financial statements were authorized for issue by the Board of Directors on
August 30, 2022.
Interbank Offered Rate (IBOR) Reform
Our IBOR Transition Office (ITO) continues to coordinate and oversee the transition from IBORs to alternative reference rates with no significant changes to the project or transition risks disclosed in Note 1 of our annual consolidated financial statements for the year ended October 31, 2021. As expected, all Sterling, Euro, Swiss franc and Japanese yen settings as well as the
1-week
and
2-month
USD LIBOR settings were discontinued on December 31, 2021.
There were no significant changes in our transition risk with respect to our remaining USD LIBOR exposures since October 31, 2021. Our project plan continues to be on target and in line with the supervisory guidance from the U.S. prudential regulators as we have ceased to issue new LIBOR-based instruments except in limited permitted circumstances. However, as we approach the June 30, 2023 cessation date, in the normal course of business our exposures may continue to fluctuate, including instances where customers draw down on existing LIBOR-based facilities that have not yet been remediated. The fluctuations in USD LIBOR exposures have no significant impact on our IBOR conversion plans.
On December 16, 2021, the Canadian Alternative Reference Rate working group (CARR) recommended the administrator, Refinitiv Benchmark Services UK Limited (RBSL), cease publication of Canadian Dollar Offered Rate (CDOR) settings immediately after June
28
, 2024, using a
two-stage
transition approach. By the end of the first stage on June 30, 2023,
CARR expects
all new derivative contracts and securities to
use
the Canadian Overnight Repo Rate Average (CORRA), with the exception of derivatives that hedge or reduce CDOR exposures of (i)
derivatives or securities transacted before June 30, 2023, or
(ii) loan agreements entered into
before June
28
, 2024. All remaining CDOR exposures should be transitioned to CORRA by June
28
, 2024, marking the end of the second stage.
Following public consultation, on May 16, 2022, RBSL announced that all remaining CDOR settings will cease publication immediately after June
28
, 2024 according to the CARR recommendation. Our ITO is in the process of assessing the impact of this announcement, including CDOR-based financial instruments, hedge relationships and project plans.
The following table presents quantitative information for financial instruments impacted by the RBSL announcement, including both CDOR and bankers’ acceptance (BA) rates, that either mature after June 28, 2024 or are demand facilities that will be subject to remediation to amend the benchmark interest rate.

(Canadian $ in millions)	July 31, 2022
Non-derivative assets (1)	33,008
Non-derivative liabilities (1)	4,595
Derivative notional amounts (2)	1,399,004
Authorized and committed loan commitments (3)	26,298

(1)	All amounts are presented based on contractual amounts outstanding with the exception of securities, in non-derivative assets, which are disclosed based on carrying value.
(2)
 Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore  are not recorded in our Consolidated Balance Sheet.

(3)
 Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not  be representative of the funding likely to be required for these commitments.

We continue to apply the IASB’s Phase 1 Amendments to IAS 39
Financial Instruments: Recognition and Measurement
and IFRS 7
Financial Instruments: Disclosures
,
which modified certain hedge accounting requirements to provide relief from the uncertainty arising from IBOR reform during the period prior to replacement of IBORs. The notional amount of cash flow hedge and fair value hedge interest rate swaps linked to BA’s that mature after June 28, 2024 and are therefore subject to CDOR transition was $39,246 million and $16,763 million, respectively, as at July 31, 2022. The notional amount of cash flow hedge total return swaps linked to CDOR that mature after June 28, 2024 and are therefore subject to CDOR transition was $658 million as at July 31, 2022. We did not have cash flow hedge or fair value hedge cross-currency swaps referencing either CDOR or BA’s as at July 31, 2022. We will apply judgment with respect to the need for new or revised CDOR hedging relationships; however, given market uncertainty, the assessment of the impact on the bank’s hedging relationships and its mitigation plans are still in progress.
Use of Estimates and Judgments
The preparation of the interim consolidated financial statements requires management to use estimates and assumptions that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses; financial instruments measured at fair value; pension and other employee future benefits; impairment of securities; income taxes and deferred tax assets; goodwill and intangible assets; insurance-related liabilities; provisions including legal proceedings and restructuring charges; leases; and transfer of financial assets and consolidation of structured entities. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The economic outlook for Canada and the U.S. is subject to several risks that could lead to a severe downturn, including, persistent high inflation and significant further increases in interest rates, an escalation of the conflict in Ukraine, rising geopolitical tensions between the U.S. and China, and new variants of the coronavirus. A significant housing market correction could also occur if monetary policy becomes overly restrictive to control inflation. The impact on BMO’s business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market
losses, its credit ratings and regulatory capital and liquidity ratios, as well as impacts to its customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the judgments and estimates we make for the purposes of preparing our financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls that are intended to ensure that these judgments and estimates are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at July 31, 2022.
Allowance for Credit Losses
As detailed further in Note 1 of our annual consolidated financial statements for the year ended October 31, 2021, the allowance for credit losses (ACL) consists of allowances on impaired loans, which represent estimated losses related to impaired loans in the portfolio provided for but not yet written off, and allowances on performing loans, which is our best estimate of impairment in the existing portfolio for loans that have not yet been individually identified as impaired.
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining significant increase in credit risk is based on the change in probability of default between origination, and reporting date, assessed using probability weighted scenarios as well as certain other criteria, such as
30-day
past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.
The judgments we apply in determining the ACL reflect the impact of uncertainties in the economic environment on credit conditions that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or decrease in the allowance for credit losses.
Additional information regarding the allowance for credit losses is included in Note 3.